Segments (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Information Regarding Reportable Segments
Information regarding the Company's reportable segments is as follows:

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore	$121,115	$39,955	$19,844	$82,318	$916	$19,012
International Offshore	31,774	(12,169)	10,020	18,048	(20,849)	12,341
International Liftboats	33,306	5,152	4,352	28,469	8,208	5,256
	$186,195	$32,938	$34,216	$128,835	$(11,725)	$36,609
Corporate	—	(14,751)	722	—	(11,147)	633
Total Company	$186,195	$18,187	$34,938	$128,835	$(22,872)	$37,242

	Total Assets
	March 31, 2013	December 31, 2012
	(in thousands)
Domestic Offshore	$907,325	$980,973
International Offshore	696,094	649,565
Inland	100,035	107,349
Domestic Liftboats	69,809	74,824
International Liftboats	192,417	147,823
Corporate	36,399	56,096
Total Company	$2,002,079	$2,016,630